Summary of Significant Accounting Policies - Earnings (Loss) Per Share (Parenthetical) (Details) - Maximum - $ / shares	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Basic per share amount from discontinued operations	$ 0.01	$ 0.01
Diluted per share amount from discontinued operations	$ 0.01	$ 0.01